Income Taxes	12 Months Ended
Dec. 31, 2021
10. Income Taxes
Income Taxes
10.

INCOME TAXES
The income tax provision, for the years ended December

31, differs from that computed using the
enacted combined Canadian federal and provincial statutory

income tax rate for the following reasons:
millions of Canadian dollars 2021 2020
Income before provision for income taxes $

555 $

1,325
Statutory income tax rate 29.0% 29.5%
Income taxes, at statutory income tax rate

161

391
Additional impact from the sale of Emera Maine -

102
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(62) (48)
Foreign tax rate variance (42) (45)
Amortization of deferred income tax regulatory liabilities (33) (44)
Tax

effect of equity earnings
(16) (15)
Tax

credits
(13) (12)
Revaluation of deferred income taxes due to change in Nova Scotia tax rate -

12
Other (1) -
Income tax (recovery) expense

$ (6) $

341
Effective income tax rate (1%) 26%
The change in the effective income tax rate was

primarily due to decreased income before provision

for
income taxes and the additional impact from the sale

of Emera Maine in 2020.
On March 10, 2020, Bill 243 of the Nova Scotia Financial

Measures (2020) Act was enacted, which
included a reduction in the Nova Scotia provincial corporate income tax rate. As a result, the Company's
combined Canadian federal and provincial statutory income tax rate was reduced from
31

per cent to
29.5
per cent for 2020, and further reduced to 29

per cent for 2021 onward.
As a result of the change in tax rate in 2020, the Company

recorded a reduction of $
52

million to its net
deferred income tax liabilities and an offsetting

reduction to its net deferred income tax regulatory

asset,
as the benefit of lower net deferred income tax liabilities

is expected to be returned to customers in future
years. The Company also recognized a $ 12

million income tax expense as a result of the revaluation

of
certain net deferred income tax assets.
On March 27, 2020, the United States Coronavirus Aid,

Relief, and Economic Security (CARES) Act (“the
CARES Act”) was signed into law.

Under the CARES Act, companies can accelerate

the refund of
alternative minimum tax (“AMT”) credit carryforwards.

As a result, the Company received the balance of
its $ 145

million of refundable AMT credit carryforwards

in 2020. The Company has not had any other
material impacts from the CARES Act.
The following table reflects the composition of taxes on

income from continuing operations presented in
the Consolidated Statements of Income for the years ended

December 31:
millions of Canadian dollars 2021 2020
Current income taxes

Canada
$

20 $

18

United States

11 (58)
Deferred income taxes

Canada
(33)

20

United States

118

426

Other
2 (9)
Investment tax credits

United States
(11) (10)
Operating loss carryforwards

Canada
(64) (46)

United States
(49) -
Income tax (recovery) expense

$ (6) $

341
The following table reflects the composition of income

before provision for income taxes presented in the
Consolidated Statements of Income for the years ended

December 31:
millions of Canadian dollars 2021 2020

Canada
$

244 $

176

United States

289

1,142

Other

22 7
Income before provision for income taxes $

555 $

1,325
The deferred income tax assets and liabilities presented in

the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of Canadian dollars 2021 2020
Deferred income tax assets:
Tax

loss carryforwards
$

873 $

724
Tax

credit carryforwards

375

319
Derivative instruments

188

108
Regulatory liabilities - cost of removal

170

184
Other

434

375
Total

deferred income tax assets before valuation allowance

2,040

1,710
Valuation allowance (256) (202)
Total

deferred income tax assets after valuation allowance
$

1,784 $

1,508
Deferred income tax (liabilities):
Property, plant and equipment $ (2,622) $ (2,450)
Derivative instruments (197) (93)
Other (538) (385)
Total

deferred income tax liabilities

$ (3,357) $ (2,928)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

295 $

209
Long-term deferred income tax liabilities (1,868) (1,629)
Net deferred income tax liabilities $ (1,573) $ (1,420)
Considering all evidence regarding the utilization of the Company’s deferred income tax assets, it has
been determined that Emera is more likely than not to realize all recorded deferred income tax assets,
except for certain loss carryforwards and unrealized capital losses on investments. A valuation allowance
of $ 256

million has been recorded as at December 31, 2021 (2020

- $
202

million) related to the loss
carryforwards and investments.
The Company intends to indefinitely reinvest earnings

from certain foreign operations. Accordingly,

$
2.9
billion as at December 31, 2021 (2020 - $ 2.7

billion) in cumulative temporary differences

for which
deferred taxes might otherwise be required, have not

been recognized. It is impractical to estimate the
amount of income and withholding tax that might be payable

if a reversal of temporary differences
occurred.
Emera’s net operating loss (“NOL”), capital loss

and tax credit carryforwards and their expiration periods
as at December 31, 2021 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of Canadian dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

1,776 $ (791) $

985 2026 - 2041

Capital loss

75 (75) - Indefinite
United States

Federal NOL
$

1,521 $ - $

1,521 2032 - Indefinite

State NOL

817 -

817 2032 - Indefinite

Tax credit

375 -

375 2025 - 2041
Other

NOL
$

52 $ (38) $

14 2022 - 2028
The following table provides details of the change in unrecognized tax benefits for the years ended
December 31 as follows:
millions of Canadian dollars 2021 2020
Balance, January 1 $

30 $

29
Increases due to tax positions related to current year 4 1
Increases due to tax positions related to a prior year 1 2
Decreases due to tax positions related to a prior year (1) (2)
Decreases due to settlement with tax authorities (6) -
Balance, December 31 $

28 $

30
The total amount of unrecognized tax benefits as at December

31, 2021 was $
28

million (2020 - $
30
million), which would affect the effective

tax rate if recognized. The total amount of accrued interest with
respect to unrecognized tax benefits was $ 6

million (2020 - $
6

million) with nil interest expense
recognized in the Consolidated Statements of Income

(2020 - $
1

million).
No

penalties have been
accrued. The balance of unrecognized tax benefits could

change in the next 12 months as a result of
resolving Canada Revenue Agency (“CRA”) and Internal Revenue

Service audits. A reasonable estimate
of any change cannot be made at this time.
NSPI and the CRA are currently in a dispute with respect

to the timing of certain tax deductions for
NSPI’s 2006 through 2010 taxation years. The ultimate

permissibility of the tax deductions is not in
dispute; rather, it is the timing

of those deductions. The cumulative net amount in

dispute to date is $
62
million, including interest. NSPI has prepaid $ 23

million of the amount in dispute, as required by CRA.
On November 29, 2019, NSPI filed a Notice of Appeal

with the Tax

Court of Canada with respect to its
dispute. Should NSPI be successful in defending its position,

all payments including applicable interest
will be refunded. If NSPI is unsuccessful in defending

any portion of its position, the resulting taxes and
applicable interest will be deducted from amounts previously paid, with the excess, if any,

owing to CRA.
The related tax deductions will be available in subsequent years.
Should NSPI be similarly reassessed by the CRA for years

not currently in dispute, further payments will
be required; however, the

ultimate permissibility of these deductions would be

similarly not in dispute.
NSPI and its advisors believe that NSPI has reported

its tax position appropriately.

NSPI continues to
assess its options to resolving the dispute; however,

the outcome of the Appeal process is not
determinable at this time.
Emera files a Canadian federal income tax return, which includes its Nova Scotia and New Brunswick
provincial income tax. Emera’s subsidiaries file

Canadian, US, Barbados, St. Lucia and Dominica income
tax returns. As at December 31, 2021, the Company’s

tax years still open to examination by taxing
authorities include 2005 and subsequent years.